14. STATEMENT OF CASH FLOWS COMPLEMENTARY INFORMATION (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Significant non-cash transactions from continued operations:
Acquisition of property, plant and equipment through an increase in trade payables	$ (45)	$ 17	$ (103)
Borrowing costs capitalized in property, plant and equipment	(17)	(7)	(16)
Decreases of property, plant and equipment through an increase in other receivables	0	12	0
Agreement on the regularization of obligations	285	0	0
Increase in asset retirement obligation provision through an increase in property, plant and equipment	1	34	(2)
Constitution of guarantee of derivative financial instruments, net through the delivery of financial assets at fair value through profit or loss	3	(22)	19
Cancellation of other credits for capital contributions in associates	(17)	0	0
Compensation of investments at a cost cost through the transfer of other credits	(126)	0	0
Loan compensation through the transfer of sales credits	135	0	0
Increase of right-of-use assets through an increase in other debts	20	0	0
Significant non-cash transactions from discontinued operations:
Credit pending collection for sale of property, plant and equipment	$ 0	$ 0	$ 15